ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2019
Anhui Huami
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 27, 2013
Variable interest entity, nature of VIE	Consolidated VIE
Beijing Huami
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jul. 11, 2014
Variable interest entity, nature of VIE	Consolidated VIE
Huami Healthcare
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 05, 2016
Variable interest entity, nature of VIE	VIE's subsidiary
Yunding
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jul. 31, 2017
Variable interest entity, nature of VIE	VIE's subsidiary
Yunding HK
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Mar. 07, 2017
Variable interest entity, nature of VIE	VIE's subsidiary
Huami Micro
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jan. 17, 2019
Variable interest entity, nature of VIE	VIE's subsidiary
Huami NJ
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jul. 04, 2019
Variable interest entity, nature of VIE	VIE's subsidiary
Huami Intelligence Polyclinic
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jul. 31, 2019
Variable interest entity, nature of VIE	VIE's subsidiary
Huami Medical System
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Aug. 26, 2019
Variable interest entity, nature of VIE	VIE's subsidiary
Beijing Huami Health
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Mar. 29, 2019
Variable interest entity, nature of VIE	VIE's subsidiary
Huami HK
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 23, 2014
Percentage of ownership	100.00%
Huami Inc
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jan. 15, 2015
Percentage of ownership	100.00%
Shun Yuan
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Feb. 25, 2015
Percentage of ownership	100.00%
Huami SZ
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 07, 2015
Percentage of ownership	100.00%
Huami Intelligent
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 28, 2015
Percentage of ownership	100.00%
Rill
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Jun. 16, 2016
Percentage of ownership	100.00%
DingShow
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Oct. 10, 2018
Percentage of ownership	100.00%
Huami Canada
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Nov. 02, 2018
Percentage of ownership	100.00%
Bitinno
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Nov. 26, 2018
Percentage of ownership	100.00%
Huami Investment Platform I Ltd.
Details of subsidiaries and VIEs
Date of incorporation/acquisition	Dec. 14, 2018
Percentage of ownership	100.00%
Galaxy
Details of subsidiaries and VIEs
Date of incorporation/acquisition	May 08, 2019
Percentage of ownership	100.00%